Benefit Plans And Obligations For Termination Indemnity (Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 119,983	$ 103,134
Service cost	8,058	7,031	6,694
Interest cost	6,362	5,858	5,427
Exchange rate differences	(508)	(1,023)
Actuarial (gain) loss	21,459	7,374
Benefits paid	(2,257)	(2,391)
Benefit obligation at end of year	153,097	119,983	103,134
Fair value of Plans assets at beginning of year	69,493	62,790
Actual return on Plan assets (net of expenses)	(785)	6,326
Employer contribution	15,266	2,679
Fair value of Plans assets at end of year	81,780	69,493	62,790
Funded status	(71,317)	(50,490)
Unrecognized net actuarial loss	60,650	34,972
Unrecognized prior service cost	584	680
Accrued benefit cost, end of period	(10,083)	(14,838)
Accrued benefit liability, current	(85)	(39)
Accrued benefit liability, non-current	(71,232)	(50,451)
Accumulated other comprehensive income (loss), pre-tax	61,234	35,652
Net amount recognized	(10,083)	(14,838)
Retiree Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	2,914	2,419
Service cost	252	208
Interest cost	152	138
Actuarial (gain) loss	(63)	216
Employee contribution	19	21
Benefits paid	(129)	(88)
Benefit obligation at end of year	3,145	2,914
Employer contribution	110	67
Funded status	(3,145)	(2,914)
Unrecognized net actuarial loss	455	540
Unrecognized prior service cost		74
Accrued benefit cost, end of period	(2,690)	(2,300)
Accrued benefit liability, current	(111)	(122)
Accrued benefit liability, non-current	(3,034)	(2,792)
Accumulated other comprehensive income (loss), pre-tax	455	614
Net amount recognized	$ (2,690)	$ (2,300)